Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property Subject to or Available for Operating Lease [Line Items]
Operating lease cost	$ 40	$ 100
Lease liability	11
Operating Lease, Lease Income, Lease Payments	$ 50
Corporate Office [Member] | Lake Mary Florida [Member]
Property Subject to or Available for Operating Lease [Line Items]
Impairment loss		$ 200